Financial liabilities designated at fair value through profit or loss - Summary of financial liabilities at fair value through profit or loss (Details) - KRW (₩) ₩ in Millions	Dec. 31, 2021	Dec. 31, 2020
Financial liabilities designated at fair value through profit or loss [Line Items]
Financial liabilities designated at fair value through profit or loss	₩ 8,023,870	₩ 8,455,724
Financial liabilities designated at fair value through profit or loss
Financial liabilities designated at fair value through profit or loss [Line Items]
Financial liabilities designated at fair value through profit or loss	8,023,870	8,455,724
Equity-linked securities sold
Financial liabilities designated at fair value through profit or loss [Line Items]
Financial liabilities designated at fair value through profit or loss	5,795,071	6,556,288
Securities sold with embedded derivatives
Financial liabilities designated at fair value through profit or loss [Line Items]
Financial liabilities designated at fair value through profit or loss	₩ 2,228,799	₩ 1,899,436